Equities Roll Forward Schedule - Schedule of Equities Roll Forward Schedule (Details)	6 Months Ended
Jun. 30, 2026 USD ($) shares
Additional paid-in capital [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	$ 63,770,261
Net loss
Share-based payments	1,399,459
Foreign currency translation adjustment
Disposal of subsidiary
Ending, Balance	65,169,720
Statutory reserve [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	282,545
Net loss
Share-based payments
Foreign currency translation adjustment
Disposal of subsidiary	(282,545)
Ending, Balance
(Accumulated deficits) earnings [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	(33,628,317)
Net loss	(19,904,408)
Share-based payments
Foreign currency translation adjustment
Disposal of subsidiary	291,379
Ending, Balance	(53,241,346)
Accumulated other comprehensive income (loss) [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	(241,722)
Net loss
Share-based payments
Foreign currency translation adjustment	(526,405)
Disposal of subsidiary
Ending, Balance	(768,127)
Total Shareholders Equity [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning Balance	30,330,094
Net loss	(19,904,408)
Share-based payments	1,440,000
Foreign currency translation adjustment	(526,405)
Disposal of subsidiary	8,834
Ending, Balance	$ 11,348,115
Class A [Member] | Ordinary Shares [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning, Balance (in Shares) | shares	2,298,365
Beginning Balance	$ 143,648
Net loss
Share-based payments (in Shares) | shares	567,571
Share-based payments	$ 35,473
Foreign currency translation adjustment
Disposal of subsidiary
Ending, Balance (in Shares) | shares	2,865,936
Ending, Balance	$ 179,121
Class B [Member] | Ordinary Shares [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Beginning, Balance (in Shares) | shares	58,861
Beginning Balance	$ 3,679
Net loss
Share-based payments (in Shares) | shares	81,081
Share-based payments	$ 5,068
Foreign currency translation adjustment
Disposal of subsidiary
Ending, Balance (in Shares) | shares	139,942
Ending, Balance	$ 8,747